Consolidated Statement of Cash Flows, Current Financial Investments - EUR (€) € in Thousands	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019
Consolidated Statement of Cash Flows
Current financial investments	€ 2,363,969	€ 3,026,278	€ 3,182,276
Cash and cash equivalents	2,642,639	2,135,187	2,384,220	€ 1,861,616
Current financial investments and cash and cash equivalents	€ 5,006,608	€ 5,169,300	€ 5,566,496